MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

October 11, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley California Tax-Free Daily Income Trust

File Nos. 33-21803; 811-5554

Ladies and Gentlemen:

On behalf of Morgan Stanley California Tax-Free Daily Income Trust (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectus for the Registrant dated April 30, 2018. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated October 5, 2018 for the Registrant.

If you have any questions, please feel free to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai